Document and Entity Information	Feb. 12, 2016
Prospectus:
Document Type	497
Document Period End Date	Feb. 12, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 12, 2016
Document Effective Date	Feb. 12, 2016
Prospectus Date	Jun. 28, 2015
Pzena Mid Cap Focused Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVMX
Pzena Mid Cap Focused Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIMX